CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 619,554	$ 129,560
Prepaid expenses		33,652
Due from Atlas Clear	58,828
Total Current Assets	678,382	163,212
Marketable securities held in Trust Account	54,799,478	204,044,469
TOTAL ASSETS	55,477,860	204,207,681
Current liabilities
Accounts payable and accrued expenses	4,784,869	4,276,705
Non-redemption agreement liability	1,441,653
Income taxes payable	725,891	536,853
Excise tax payable	1,528,101
Advances from related parties	3,104,097	319,166
Promissory note - related party	480,000	480,000
Total Current Liabilities	12,064,611	5,612,724
Warrant liability	307,656	184,594
TOTAL LIABILITIES	12,372,267	5,797,318
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption	54,618,469	203,420,202
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 12,277,759 and 5,031,250 shares issued and outstanding (excluding 0 and 5,050,384 shares subject to possible redemption) at March 31, 2024 and December 31, 2023, respectively	503	503
Accumulated Deficit	(11,513,379)	(5,010,342)
TOTAL STOCKHOLDERS' DEFICIT	(11,512,876)	(5,009,839)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 55,477,860	$ 204,207,681